UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: August 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

AUGUST 31, 2007

Western Asset Global High Yield Bond Portfolio

Western Asset Emerging Markets Debt Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset Global High Yield Bond Portfolio

Western Asset Emerging Markets Debt Portfolio

Semi-Annual Report  •  August 31, 2007

What’s

Inside

The Funds are separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended August 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected.

Abrupt tightening in the credit markets and economic strains late in the fiscal year prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid

Legg Mason Partners Income Trust         I

job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended August 31, 2007, two-year Treasury yields moved from 4.65% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.56% to 4.54%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 1.54%.

As a result of the dramatic flight to quality late in the reporting period, the high-yield bond market generated negative results over the six-month period ended August 31, 2007. During that time, the Citigroup High Yield Market Indexv returned -1.79%. While the high-yield market was initially aided by strong corporate profits and low default rates, this was not enough to overcome its weakness late in the period.

As a result of the dramatic flight to quality late in the reporting period, emerging markets debt generated negative results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -0.16% during the reporting period. While emerging market debt prices initially rose due to solid demand, an expanding global economy and strong domestic spending, this was not enough to overcome its weakness late in the period.

II         Legg Mason Partners Income Trust

Performance Review

Western Asset Global High Yield Bond Portfolio

For the six months ended August 31, 2007, Western Asset Global High Yield Bond Portfolio returned -3.42%. The Fund’s current unmanaged benchmark, the Lehman Brothers Global High Yield Index (Hedged)vii, returned -2.09%, and the Fund’s former unmanaged benchmark, the Citigroup High Yield Market Index, returned -1.79% for the same period. The Lipper High Current Yield Funds Category Average1 returned -1.70% over the same time frame.

Western Asset Emerging Markets Debt Portfolio

For the six months ended August 31, 2007, Western Asset Emerging Markets Debt Portfolio returned 0.81%. The Fund’s unmanaged benchmark, the EMBI Global, returned -0.16% for the same period. The Lipper Emerging Markets Debt Funds Category Average2 returned -0.14% over the same time frame.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including the returns of capital, if any, calculated among the 10 funds in the Fund’s Lipper category.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including the returns of capital, if any, calculated among the 11 funds in the Fund’s Lipper category.

Legg Mason Partners Income Trust         III

Performance Snapshot as of August 31, 2007 (unaudited)

Six Months
Global High Yield Bond Portfolio	-3.42%

Lehman Brothers Global High Yield Index (Hedged)	-2.09%

Citigroup High Yield Market Index	-1.79%

Lipper High Current Yield Funds Category Average	-1.70%

Emerging Markets Debt Portfolio	0.81%

JPMorgan Emerging Markets Bond Index Global	-0.16%

Lipper Emerging Markets Debt Funds Category Average	-0.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, yields and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/InvestorServices.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
For Global High Yield Bond Portfolio, the 30-Day SEC Yield for the period ending August 31, 2007 was 9.06%. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 8.72%.
For Emerging Markets Debt Portfolio, the 30-Day SEC Yield for the period ending August 31, 2007 was 6.70%. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 6.10%.
The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
For Global High Yield Bond Portfolio, as of the Fund’s most current prospectus dated June 28, 2007, the gross total operating expenses were 0.75%.
As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Global High Yield Bond Portfolio will not exceed 0.70%. This expense limitation may be reduced or terminated at any time.
For Emerging Markets Debt Portfolio, as of the Fund’s most current prospectus dated June 28, 2007, the gross total operating expenses were 1.32%.
As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Emerging Markets Debt Portfolio will not exceed 0.75%. This expense limitation may be reduced or terminated at any time.

Special Shareholder Notices

Western Asset Global High Yield Bond Portfolio

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment

IV         Legg Mason Partners Income Trust

professionals led by S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Detlev S. Schlichter and Keith J. Gardner. The team is responsible for overseeing the day-to-day operations of the Fund. Messrs. Leech, Walsh, Buchanan and Gardner are employed by Western Asset Management Company (“Western Asset”). Mr. Schlichter is employed by Western Asset Management Company Limited (“Western Asset Limited”). Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Emerging Markets Debt Portfolio

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Matthew C. Duda, Michael C. Buchanan, Detlev S. Schlichter and Keith J. Gardner. The team is responsible for overseeing the day-to-day operations of the Fund. Messrs. Leech, Walsh, Duda, Buchanan and Gardner are employed by Western Asset. Mr. Schlichter is employed by Western Asset Limited.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Global High Yield Bond Portfolio

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

Emerging Markets Debt Portfolio

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investment, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii

The Lehman Brothers Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBC High-Yield and Pan European Emerging Markets High-Yield Indexes.

VI         Legg Mason Partners Income Trust

Fund at a Glance (unaudited)

Western Asset Global High Yield Bond Portfolio

Legg Mason Partners Income Trust 2007 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Western Asset Emerging Markets Debt Portfolio

2         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Western Asset Global High Yield Bond Portfolio	-3.42%	$1,000.00	$965.80	0.70%	$3.46

Western Asset Emerging Markets Debt Portfolio	0.81	1,000.00	1,008.10	0.75	3.79

(1)	For the six months ended August 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Western Asset Global High Yield Bond Portfolio	5.00%	$1,000.00	$1,021.62	0.70%	$3.56

Western Asset Emerging Markets Debt Portfolio	5.00	1,000.00	1,021.37	0.75	3.81

(1)	For the six months ended August 31, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

4         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited)

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Face Amount†		Security	Value

CORPORATE BONDS & NOTES — 87.5%
Aerospace & Defense — 2.1%
285,000		Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$280,012
		DRS Technologies Inc., Senior Subordinated Notes:
175,000		6.875% due 11/1/13	172,375
140,000		7.625% due 2/1/18	137,900
500,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (a)(b)	488,750
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (b)(c)(d)	0

		Total Aerospace & Defense	1,079,037

Airlines — 0.6%
		Continental Airlines Inc.:
305,000		Notes, 8.750% due 12/1/11	286,700
10,081		Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 9/15/09	9,981

		Total Airlines	296,681

Auto Components — 0.7%
420,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10	361,200

Automobiles — 1.9%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (a)	394,155
700,000		General Motors Corp., Senior Debentures, 8.375% due 7/15/33	565,250

		Total Automobiles	959,405

Beverages — 0.3%
130,000	EUR	Belvedere, Senior Secured Bonds, 7.756% due 5/15/13 (a)(e)	175,547

Building Products — 2.3%
		Associated Materials Inc.:
895,000		Senior Discount Notes, step bond to yield 13.663% due 3/1/14	588,462
135,000		Senior Subordinated Notes, 9.750% due 4/15/12	137,700
195,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	169,650
490,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.600% due 3/1/14	308,700

		Total Building Products	1,204,512

Capital Markets — 0.9%
		E*TRADE Financial Corp., Senior Notes:
115,000		7.375% due 9/15/13	102,925
85,000		7.875% due 12/1/15	74,800
230,000	EUR	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	302,740

		Total Capital Markets	480,465

Chemicals — 1.0%
370,000		Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	344,100
170,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	148,750

		Total Chemicals	492,850

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         5

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Commercial Banks — 2.4%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	$230,575
250,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	228,062
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(e)	122,032
		Russian Agricultural Bank, Loan Participation Notes:
110,000		7.175% due 5/16/13 (a)	112,750
106,000		6.299% due 5/15/17 (a)	100,435
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37 (a)	240,100
105,000		8.250% due 1/22/37 (a)	90,038
50,000	GBP	Medium-Term Notes, Series E, 7.125% due 12/21/09	95,539

		Total Commercial Banks	1,219,531

Commercial Services & Supplies — 4.2%
885,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (f)	885,000
805,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, Series B, 9.500% due 2/15/13 (f)	821,100
110,000	EUR	FS Funding A.S., Senior Subordinated Notes, 8.875% due 5/15/16 (a)	157,542
300,000		Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	295,125
325,000		Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(g)	325

		Total Commercial Services & Supplies	2,159,092

Consumer Finance — 1.7%
		Ford Motor Credit Co., Senior Notes:
139,000		10.610% due 6/15/11 (e)	138,756
100,000		8.110% due 1/13/12 (e)	91,663
200,000		8.000% due 12/15/16	184,856
500,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	450,303

		Total Consumer Finance	865,578

Containers & Packaging — 3.0%
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	67,518
565,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	556,525
600,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	609,000
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	69,223
250,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	255,000
275,000		Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	1,719

		Total Containers & Packaging	1,558,985

Diversified Consumer Services — 0.6%
		Education Management LLC/Education Management Finance Corp.:
135,000		Senior Notes, 8.750% due 6/1/14	137,700
75,000		Senior Subordinated Notes, 10.250% due 6/1/16	77,813
		Service Corp. International:
50,000		Debentures, 7.875% due 2/1/13	51,005
30,000		Senior Notes, 7.625% due 10/1/18	30,300

		Total Diversified Consumer Services	296,818

See Notes to Financial Statements.

6         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Diversified Financial Services — 4.3%
400,000		AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	$346,000
375,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	335,625
130,000	EUR	CEVA Group PLC, 8.500% due 12/1/14 (a)	149,392
220,000	EUR	Hellas II, Subordinated Notes, 10.209% due 1/15/15 (a)(e)	288,452
270,000		Residential Capital LLC, Senior Notes, 7.500% due 6/1/12	205,389
70,000		Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	65,100
20,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.644% due 10/1/15	14,600
625,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	587,500
178,000	EUR	Zlomrex International Finance S.A., Secured Notes, 8.500% due 2/1/14 (a)(d)	224,583

		Total Diversified Financial Services	2,216,641

Diversified Telecommunication Services — 6.1%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	232,800
460,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	483,575
		Level 3 Financing Inc.:
340,000		9.250% due 11/1/14	328,950
90,000		9.150% due 2/15/15 (e)	84,600
230,000		Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	220,225
		Virgin Media Finance PLC, Senior Notes:
45,000		8.750% due 4/15/14	45,788
280,000	GBP	9.750% due 4/15/14	557,604
250,000		9.125% due 8/15/16	254,062
534,801		Wind Acquisition Finance SA, 12.610% due 12/21/11 (e)	528,116
400,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	420,000

		Total Diversified Telecommunication Services	3,155,720

Electric Utilities — 0.3%
185,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	172,512

Electronic Equipment & Instruments — 0.7%
		NXP BV/NXP Funding LLC:
185,000		Senior Notes, 9.500% due 10/15/15	160,488
190,000		Senior Secured Notes, 7.875% due 10/15/14	172,187

		Total Electronic Equipment & Instruments	332,675

Energy Equipment & Services — 0.5%
280,000		Complete Production Services Inc., 8.000% due 12/15/16	270,900

Food & Staples Retailing — 0.4%
162,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	190,350

Food Products — 0.6%
340,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	316,200

Health Care Equipment & Supplies — 0.3%
185,000		Advanced Medical Optics Inc., 7.500% due 5/1/17	169,738

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         7

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Health Care Providers & Services — 3.2%
		HCA Inc.:
225,000		Notes, 6.375% due 1/15/15	$183,938
		Senior Secured Notes:
245,000		9.250% due 11/15/16 (a)	252,350
190,000		9.625% due 11/15/16 (a)(b)	196,887
		Tenet Healthcare Corp., Senior Notes:
360,000		6.375% due 12/1/11	304,200
330,000		9.875% due 7/1/14	293,700
440,000		US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(e)	409,200

		Total Health Care Providers & Services	1,640,275

Hotels, Restaurants & Leisure — 2.9%
240,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14	186,000
220,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	224,400
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	302,375
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	265,000
		MGM MIRAGE Inc.:
195,000		Senior Notes, 7.625% due 1/15/17	194,025
105,000		Senior Subordinated Notes, 8.375% due 2/1/11	107,887
		Station Casinos Inc., Senior Subordinated Notes:
200,000		6.500% due 2/1/14	170,500
70,000		6.875% due 3/1/16	58,975

		Total Hotels, Restaurants & Leisure	1,509,162

Household Durables — 1.4%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)(h)	0
280,000		K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	222,600
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	195,975
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.413% due 9/1/12	302,600

		Total Household Durables	721,175

Independent Power Producers & Energy Traders — 3.1%
400,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	372,000
500,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	500,000
		NRG Energy Inc., Senior Notes:
450,000		7.375% due 2/1/16	445,500
285,000		7.375% due 1/15/17	280,725

		Total Independent Power Producers & Energy Traders	1,598,225

IT Services — 0.7%
370,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	382,950

Leisure Equipment & Products — 0.3%
50,000	EUR	Cirsa Finance Luxembourg SA, 8.750% due 5/15/14 (a)	63,085
80,000		WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	70,800

		Total Leisure Equipment & Products	133,885

See Notes to Financial Statements.

8         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Life Sciences Tools & Services — 0.9%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16	$447,869

Media — 7.4%
		Affinion Group Inc.:
225,000		Senior Notes, 10.125% due 10/15/13	226,125
320,000		Senior Subordinated Notes, 11.500% due 10/15/15	321,600
385,000		CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 14.637% due 5/15/14	344,575
424,000		CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	417,640
252,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	255,780
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 14.840% due 1/15/12	101,850
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 13.787% due 5/15/11	101,850
340,000		CMP Susquehanna Corp., 9.875% due 5/15/14	316,200
290,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	307,400
580,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	575,650
		ION Media Networks Inc.:
70,000		Senior Secured Notes, 11.610% due 1/15/13 (a)(e)	70,175
45,000		Series A, 11.000% due 7/31/13	39,600
50,000	EUR	Lottomatica SpA, Bonds, 8.250% due 3/31/66 (a)(e)	69,905
150,000		R.H. Donnelley Corp., Senior Discount Notes, Series A-2, 6.875% due 1/15/13	142,125
190,000		TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	180,025
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (a)	361,869

		Total Media	3,832,369

Metals & Mining — 6.3%
235,000		Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	267,900
670,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	715,225
500,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	535,000
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)	551,302
565,000		Tube City IMS Corp., 9.750% due 2/1/15	556,525
630,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (f)	641,088

		Total Metals & Mining	3,267,040

Multiline Retail — 1.7%
470,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	397,150
		Neiman Marcus Group Inc.:
190,000		Senior Notes, 9.000% due 10/15/15 (b)	201,400
275,000		Senior Subordinated Notes, 10.375% due 10/15/15	297,000

		Total Multiline Retail	895,550

Oil, Gas & Consumable Fuels — 7.2%
300,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	301,500
94,000	EUR	Corral Finans AB, 5.709% due 4/12/10 (a)(b)(e)	120,524
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(g)	0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12	234,774

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         9

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Oil, Gas & Consumable Fuels — 7.2% (continued)
450,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$455,625
		Gazprom, Bonds:
4,690,000	RUB	Series A7, 6.790% due 10/29/09	184,095
1,180,000	RUB	Series A8, 7.000% due 10/27/11	45,904
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	263,900
130,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	122,200
		OPTI Canada Inc., Senior Secured Notes:
40,000		7.875% due 12/15/14 (a)	40,300
450,000		8.250% due 12/15/14 (a)	457,875
310,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (a)	311,550
300,000		Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	307,875
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	483,750
25,000		SESI LLC, Senior Notes, 6.875% due 6/1/14	24,000
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	22,563
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27	227,574
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	24,188
75,000		Williams Cos. Inc., Notes, 7.125% due 9/1/11	77,813

		Total Oil, Gas & Consumable Fuels	3,706,010

Paper & Forest Products — 4.0%
60,000		Abitibi-Consolidated Co. of Canada, Senior Notes, 6.000% due 6/20/13	44,700
		Abitibi-Consolidated Inc.:
140,000		Debentures, 7.400% due 4/1/18	102,200
200,000		Notes, 8.550% due 8/1/10	180,000
		Appleton Papers Inc.:
190,000		Senior Notes, 8.125% due 6/15/11	189,287
155,000		Senior Subordinated Notes, Series B, 9.750% due 6/15/14	156,744
161,000	EUR	Lecta S.A., 7.131% due 2/15/14 (a)(e)	206,428
355,000		NewPage Corp., Senior Secured Notes, 11.606% due 5/1/12 (e)	378,075
820,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25 (f)	787,200

		Total Paper & Forest Products	2,044,634

Pharmaceuticals — 1.0%
575,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	503,125

Real Estate Management & Development — 1.3%
100,000	EUR	Akerys Holdings SA, 7.471% due 8/1/14 (a)(e)	125,488
320,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	256,000
385,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	284,419

		Total Real Estate Management & Development	665,907

Road & Rail — 1.4%
205,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	213,200
500,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14	520,000

		Total Road & Rail	733,200

See Notes to Financial Statements.

10         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Semiconductors & Semiconductor Equipment — 0.5%
265,000		Freescale Semiconductor Inc., 8.875% due 12/15/14	$245,787

Specialty Retail — 1.3%
600,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	519,000
72,000	EUR	Edcon Holdings Proprietary Ltd., 9.645% due 6/15/15 (a)(e)	84,704
370,000		Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (c)(d)(g)	0
85,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	85,638

		Total Specialty Retail	689,342

Textiles, Apparel & Luxury Goods — 1.0%
475,000		Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	494,000

Tobacco — 1.0%
		Alliance One International Inc., Senior Notes:
430,000		8.500% due 5/15/12 (a)	430,000
90,000		11.000% due 5/15/12	94,500

		Total Tobacco	524,500

Trading Companies & Distributors — 1.6%
260,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	258,700
100,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	103,000
425,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	444,125

		Total Trading Companies & Distributors	805,825

Transportation Infrastructure — 1.2%
895,000		Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)(f)	610,837

Wireless Telecommunication Services — 3.2%
350,000		iPCS Inc., Secured Notes, 7.481% due 5/1/13 (a)(e)	339,500
210,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	207,900
60,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	63,663
		Rural Cellular Corp.:
190,000		Senior Notes, 9.875% due 2/1/10	197,600
150,000		Senior Secured Notes, 8.250% due 3/15/12	156,750
120,000		Senior Subordinated Notes, 8.621% due 6/1/13 (a)(e)	123,000
450,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)	452,250
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	104,780

		Total Wireless Telecommunication Services	1,645,443

		TOTAL CORPORATE BONDS & NOTES (Cost — $48,458,584)	45,071,547

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
370,387		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(g) (Cost — $374,329)	0

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         11

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

CONVERTIBLE NOTE — 0.2%
Automobiles — 0.2%
90,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $90,000)	$97,200

LOAN PARTICIPATIONS — 1.1%
United States — 1.1%
106,077		Ashmore Energy, Term Loan, (Credit Suisse Securities), 8.350% due 3/30/14 (i)	102,895
13,923		Ashmore Energy International, Synthetic Revolving Department, (Credit Suisse Securities), 8.250% due 3/30/14 (i)	13,505
513,258		Iasis Healthcare LLC, (Bank of America), 10.606% due 6/15/14 (i)	477,330

		TOTAL LOAN PARTICIPATIONS (Cost — $625,473)	593,730

SOVEREIGN BONDS — 6.3%
Argentina — 1.7%
		Republic of Argentina:
150,000		7.000% due 4/17/17	113,996
453,600	ARS	Bonds, 2.000% due 1/3/10 (e)	285,412
578,000		Bonds, Series VII, 7.000% due 9/12/13	477,524

		Total Argentina	876,932

Brazil — 1.8%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10	494
1,688,000	BRL	9.762% due 7/1/10 (f)	818,823
152,000	BRL	Series B, 5.913% due 5/15/45	120,219

		Total Brazil	939,536

Ecuador — 0.2%
130,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	114,627

Indonesia — 0.6%
		Republic of Indonesia:
321,000,000	IDR	Series FR40, 11.000% due 9/15/25	36,414
614,000,000	IDR	Series FR42, 10.250% due 7/15/27	65,546
924,000,000	IDR	Series FR43, 10.250% due 7/15/22	99,642
699,000,000	IDR	Series FR45, 9.750% due 5/15/37	70,685

		Total Indonesia	272,287

Turkey — 0.2%
141,000	TRY	Republic of Turkey, 14.000% due 1/19/11	99,736

Venezuela — 1.8%
		Bolivarian Republic of Venezuela:
140,000		8.500% due 10/8/14	135,450
811,000		5.750% due 2/26/16 (f)	658,937
139,000		Collective Action Securities, 9.375% due 1/13/34	138,653

		Total Venezuela	933,040

		TOTAL SOVEREIGN BONDS (Cost — $3,497,497)	3,236,158

See Notes to Financial Statements.

12         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Shares	Security	Value

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,594,550	Home Interiors & Gifts Inc. (c)(d)*	$15,945
2,998	Mattress Discounters Corp. (c)(d)*	0

	TOTAL CONSUMER DISCRETIONARY	15,945

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
112	Imperial Sugar Co.	3,220

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (c)(d)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
4,055	Axiom Transaction Solutions Inc. (d)*	0

	TOTAL COMMON STOCKS (Cost — $861,599)	19,165

ESCROWED SHARES — 0.0%
375,000	Pillowtex Corp. (c)(d)* (Cost — $0)	0

PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B*	2,565

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
439	TCR Holdings Corp., Class B Shares (c)(d)*	1
241	TCR Holdings Corp., Class C Shares (c)(d)*	0
636	TCR Holdings Corp., Class D Shares (c)(d)*	1
1,316	TCR Holdings Corp., Class E Shares (c)(d)*	1

	TOTAL FINANCIALS	3

	TOTAL PREFERRED STOCKS (Cost — $3,606)	2,568

CONVERTIBLE PREFERRED STOCKS — 0.4%
ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
704	Chesapeake Energy Corp. Convertible, 6.250% (Cost — $176,585)	185,504

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         13

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Warrants		Security	Value

WARRANTS — 0.0%
160		Brown Jordan International Inc., Expires 8/15/07 (a)(c)*	$1
819,182		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(d)*	1
200		Leap Wireless International Inc., Expires 4/15/10 (a)(c)(d)*	0
500		Mattress Discounters Co., Expires 7/15/07 (a)(c)(d)*	0
2,521		Pillowtex Corp., Expires 11/24/09 (c)(d)*	0

		TOTAL WARRANTS (Cost — $13,803)	2

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $54,101,476)	49,205,874

Face Amount†
SHORT-TERM INVESTMENTS — 4.2%
Sovereign Bonds — 2.0%
		Bank Negara Malaysia Monetary Notes:
146,000	MYR	Series 3007, zero coupon bond to yield 3.490% due 11/6/07	41,442
733,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	206,073
195,000	MYR	Series 0207, 3.569% due 2/14/08	54,822
4,150,000	EGP	Egypt Treasury Bills, zero coupon bond to yield 9.022% due 10/30/07	723,380

		Total Sovereign Bonds (Cost — $1,022,294)	1,025,717

Repurchase Agreement — 2.2%
1,162,000		Nomura Securities International Inc. repurchase agreement dated 8/31/07, 5.180% due 9/4/07; Proceeds at maturity — $1,162,669; (Fully collateralized by U.S. government agency obligation, 4.500% due 7/15/13; Market value — $1,185,283) (Cost — $1,162,000)	1,162,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,184,294)	2,187,717

		TOTAL INVESTMENTS — 99.7% (Cost — $56,285,770#)	51,393,591
		Other Assets in Excess of Liabilities — 0.3%	144,335

		TOTAL NET ASSETS — 100.0%	$51,537,926

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(f)	All or a portion of this security is segregated for open forward foreign currency contracts.

(g)	Security is currently in default.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Participation interest was acquired through the financial institution indicated parathetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         15

Schedules of Investments (August 31, 2007) (unaudited) (continued)

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Face Amount†		Security	Value

SOVEREIGN BONDS — 53.9%
Argentina — 3.4%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$92,646
452,000	DEM	7.000% due 3/18/04 (a)	110,723
154,000	DEM	11.250% due 4/10/06 (a)	38,798
598,753	ARS	Bonds, 2.000% due 1/3/10 (b)	376,744
330,000		Bonds, Series VII, 7.000% due 9/12/13	272,635
		GDP Linked Securities:
527,522	ARS	0.000% due 12/15/35 (b)	15,593
40,000	EUR	0.000% due 12/15/35 (b)	5,702
5,000		0.000% due 12/15/35 (b)	591

		Total Argentina	913,432

Brazil — 12.6%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	493
3,577,000	BRL	10.000% due 7/1/10	1,735,148
483,000	BRL	Series B, 6.000% due 5/15/45	382,013
		Federative Republic of Brazil:
381,000		11.000% due 8/17/40	503,872
		Collective Action Securities:
399,000		8.750% due 2/4/25	498,551
266,000		Notes, 8.000% due 1/15/18	293,465

		Total Brazil	3,413,542

Colombia — 3.1%
802,000		Republic of Colombia, 7.375% due 9/18/37	852,125

Ecuador — 1.1%
337,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	297,150

Indonesia — 0.6%
1,528,000,000	IDR	Republic of Indonesia, Series FR42, 10.250% due 7/15/27	163,119

Mexico — 7.2%
		United Mexican States, Medium-Term Notes:
564,000		5.625% due 1/15/17	564,282
1,259,000		Series A, 6.750% due 9/27/34	1,383,641

		Total Mexico	1,947,923

Panama — 3.4%
		Republic of Panama:
237,000		9.375% due 4/1/29	310,470
627,000		6.700% due 1/26/36	623,865

		Total Panama	934,335

See Notes to Financial Statements.

16         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Peru — 0.5%
		Republic of Peru:
80,000		8.750% due 11/21/33	$101,200
45,000		Bonds, 6.550% due 3/14/37	44,932

		Total Peru	146,132

Russia — 4.7%
1,140,270		Russian Federation, 7.500% due 3/31/30 (c)	1,267,125

Turkey — 9.9%
		Republic of Turkey:
439,000	TRY	14.000% due 1/19/11	310,525
235,000		11.875% due 1/15/30	358,963
2,140,000		Notes, 6.875% due 3/17/36	2,014,275

		Total Turkey	2,683,763

Uruguay — 1.0%
239,027		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	258,448

Venezuela — 6.4%
		Bolivarian Republic of Venezuela:
266,000		8.500% due 10/8/14	257,355
1,233,000		5.750% due 2/26/16	1,001,812
493,000		Collective Action Securities, 9.375% due 1/13/34	491,768

		Total Venezuela	1,750,935

		TOTAL SOVEREIGN BONDS (Cost — $14,544,222)	14,628,029

CORPORATE BONDS & NOTES — 40.5%
Brazil — 6.0%
300,000		Globo Communicacoes Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	282,000
		Vale Overseas Ltd., Notes:
127,000		8.250% due 1/17/34	149,619
1,171,000		6.875% due 11/21/36	1,191,609

		Total Brazil	1,623,228

Chile — 0.6%
167,000		Enersis SA, Notes, 7.375% due 1/15/14	178,718

India — 0.3%
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	93,676

Kazakhstan — 3.0%
200,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	200,500
150,000		HSBK Europe BV, 7.250% due 5/3/17 (c)	136,838
		TuranAlem Finance BV, Bonds:
350,000		8.250% due 1/22/37 (c)	300,125
200,000		8.250% due 1/22/37 (c)	171,500

		Total Kazakhstan	808,963

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         17

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

Mexico — 10.5%
		Axtel SAB de CV:
10,000		11.000% due 12/15/13	$10,750
590,000		7.625% due 2/1/17 (c)	572,300
110,000		Senior Notes, 7.625% due 2/1/17 (c)	106,700
50,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	50,293
2,055,000		Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	2,103,765

		Total Mexico	2,843,808

Russia — 14.3%
		Gazprom:
100,000		6.510% due 3/7/22 (c)	98,646
		Bonds:
16,630,000	RUB	Series A7, 6.790% due 10/29/09	652,774
4,160,000	RUB	Series A8, 7.000% due 10/27/11	161,832
		Loan Participation Notes:
50,000		6.212% due 11/22/16 (c)	48,300
150,000		Senior Notes, 6.510% due 3/7/22 (c)	145,350
4,680,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	183,471
		LUKOIL International Finance BV:
470,000		6.356% due 6/7/17 (c)	441,800
236,000		6.656% due 6/7/22 (c)	218,890
		Russian Agricultural Bank, Loan Participation Notes:
430,000		7.175% due 5/16/13 (c)	440,750
458,000		6.299% due 5/15/17 (c)	433,955
		TNK-BP Finance SA:
300,000		7.500% due 7/18/16 (c)	297,000
430,000		6.625% due 3/20/17 (c)	398,825
360,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	362,700

		Total Russia	3,884,293

Thailand — 2.1%
		True Move Co., Ltd.:
300,000		10.750% due 12/16/13 (c)	301,500
280,000		10.375% due 8/1/14 (c)	278,425

		Total Thailand	579,925

United States — 0.5%
120,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	128,100
		HSBC Bank USA, Notes:
3,755		6.970% due 11/1/11 (b)	3,756
3,902		6.981% due 11/1/11 (b)	3,903

		Total United States	135,759

Venezuela — 3.2%
870,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	861,300

		TOTAL CORPORATE BONDS & NOTES (Cost — $11,115,118)	11,009,670

See Notes to Financial Statements.

18         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (August 31, 2007) (unaudited) (continued)

Warrant		Security	Value

WARRANT — 0.4%
2,590		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost — $0)	$97,125

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $25,659,340)	25,734,824

Face Amount†
SHORT-TERM INVESTMENTS — 3.4%
Sovereign Bonds — 2.9%
		Bank Negara Malaysia Monetary Notes:
678,000	MYR	Series 3007, zero coupon bond to yield 3.490% due 11/6/07	192,450
733,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	206,624
1,392,000	MYR	Series 0207, 3.569% due 2/14/08	391,342

		Total Sovereign Bonds (Cost — $805,699)	790,416

Repurchase Agreement — 0.5%
132,000		Nomura Securities International Inc. repurchase agreement dated 8/31/07, 5.180% due 9/4/07; Proceeds at maturity — $132,076; (Fully collateralized by U.S. government agency obligation, 5.250% due 10/6/11; Market value — $135,326) (Cost — $132,000)	132,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $937,699)	922,416

		TOTAL INVESTMENTS — 98.2% (Cost — $26,597,039#)	26,657,240
		Other Assets in Excess of Liabilities — 1.8%	497,506

		TOTAL NET ASSETS — 100.0%	$27,154,746

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         19

Statements of Assets and Liabilities (August 31, 2007) (unaudited)

	Western Asset Global High Yield Bond Portfolio	Western Asset Emerging Markets Debt Portfolio
ASSETS:
Investments, at cost	$56,285,770	$26,597,039
Foreign currency, at cost	244,913	—

Investments, at value	51,393,591	26,657,240
Foreign currency, at value	243,292	—
Cash	854	343
Dividends and interest receivable	1,062,040	484,512
Receivable for open forward currency contracts	74,298	—
Receivable for Fund shares sold	10,050	—
Receivable for securities sold	9,151	603,882
Prepaid expenses	18,535	14,866

Total Assets	52,811,811	27,760,843

LIABILITIES:
Payable for securities purchased	1,143,472	395,240
Payable for Fund shares repurchased	32,227	—
Investment management fee payable	8,667	4,345
Trustees’ fees payable	6,175	11,490
Payable to custodian for foreign currency at value (Cost — $147,064)	—	148,902
Accrued expenses	83,344	46,120

Total Liabilities	1,273,885	606,097

Total Net Assets	$51,537,926	$27,154,746

NET ASSETS:
Par value (Note 4)	$76	$55
Paid-in capital in excess of par value	57,289,695	26,012,703
Undistributed net investment income	2,118,563	802,857
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,052,264)	279,114
Net unrealized appreciation (depreciation) on investments and foreign currencies	(4,818,144)	60,017

Total Net Assets	$51,537,926	$27,154,746

Shares Outstanding	7,603,406	5,486,439

Net Asset Value	$6.78	$4.95

See Notes to Financial Statements.

20         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Statements of Operations (For the six months ended August 31, 2007) (unaudited)

	Western Asset Global High Yield Bond Portfolio	Western Asset Emerging Markets Debt Portfolio
INVESTMENT INCOME:
Interest	$2,334,557	$1,003,762
Dividends	5,624	7,770
Less: Foreign taxes withheld	(244)	(540)

Total Investment Income	2,339,937	1,010,992

EXPENSES:
Investment management fee (Note 2)	147,443	108,603
Shareholder reports	41,676	9,568
Legal fees	36,490	30,798
Audit and tax	17,638	15,782
Registration fees	12,960	11,622
Custody fees	8,214	3,945
Trustees’ fees	3,000	9,095
Transfer agent fees	2,448	1,753
Insurance	880	822
Miscellaneous expenses	9,112	3,054

Total Expenses	279,861	195,042
Less: Fee waivers and/or expense reimbursements (Note 2)	(92,206)	(87,251)

Net Expenses	187,655	107,791

Net Investment Income	2,152,282	903,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,406,961	304,705
Foreign currency transactions	(268,468)	(1,264)

Net Realized Gain	1,138,493	303,441

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(5,566,585)	(1,150,435)
Foreign currencies	229,013	(180)

Change in Net Unrealized Appreciation/Depreciation	(5,337,572)	(1,150,615)

Net Loss on Investments and Foreign Currency Transactions	(4,199,079)	(847,174)

Increase (Decrease) in Net Assets From Operations	$(2,046,797)	$56,027

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended August 31, 2007 (unaudited) and the year ended February 28, 2007

Western Asset Global High Yield Bond Portfolio	August 31,	February 28,
OPERATIONS:
Net investment income	$2,152,282	$9,072,006
Net realized gain	1,138,493	1,639,296
Change in net unrealized appreciation/depreciation	(5,337,572)	2,022,495

Increase (Decrease) in Net Assets From Operations	(2,046,797)	12,733,797

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(900,005)	(10,499,992)

Decrease in Net Assets From Distributions to Shareholders	(900,005)	(10,499,992)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	22,637,764	63,710,744
Reinvestment of distributions	789,175	4,624,781
Cost of shares repurchased	(14,958,343)	(219,936,702)

Increase (Decrease) in Net Assets From Fund Share Transactions	8,468,596	(151,601,177)

Increase (Decrease) in Net Assets	5,521,794	(149,367,372)
NET ASSETS:
Beginning of period	46,016,132	195,383,504

End of period*	$51,537,926	$46,016,132

* Includes undistributed net investment income of:	$2,118,563	$866,286

See Notes to Financial Statements.

22         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended August 31, 2007 (unaudited) and the year ended February 28, 2007

Western Asset Emerging Markets Debt Portfolio	August 31,	February 28,
OPERATIONS:
Net investment income	$903,201	$1,881,546
Net realized gain	303,441	3,924,033
Change in net unrealized appreciation/depreciation	(1,150,615)	(5,860,202)

Increase (Decrease) in Net Assets From Operations	56,027	(54,623)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(100,003)	(2,386,126)
Net realized gain	(80,462)	(4,564,863)

Decrease in Net Assets From Distributions to Shareholders	(180,465)	(6,950,989)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	10,557,374	3,706,069
Reinvestment of distributions	180,435	6,949,403
Cost of shares repurchased	(3,110,701)	(77,627,820)

Increase (Decrease) in Net Assets From Fund Share Transactions	7,627,108	(66,972,348)

Increase (Decrease) in Net Assets	7,502,670	(73,977,960)
NET ASSETS:
Beginning of period	19,652,076	93,630,036

End of period*	$27,154,746	$19,652,076

* Includes undistributed (overdistributed) net investment income of:	$802,857	$(341)

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         23

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Western Asset Global High Yield Bond Portfolio(1)	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)(4)	2003(3)
Net Asset Value, Beginning of Period	$7.13		$6.97		$7.18	$6.95	$6.21	$6.10

Income (Loss) From Operations:
Net investment income	0.29		0.50		0.51	0.53	0.57	0.57
Net realized and unrealized gain (loss)	(0.53)		0.25		(0.26)	0.23	0.85	0.06

Total Income (Loss) From Operations	(0.24)		0.75		0.25	0.76	1.42	0.63

Less Distributions From:
Net investment income	(0.11)		(0.59)		(0.46)	(0.53)	(0.68)	(0.52)

Total Distributions	(0.11)		(0.59)		(0.46)	(0.53)	(0.68)	(0.52)

Net Asset Value, End of Period	$6.78		$7.13		$6.97	$7.18	$6.95	$6.21

Total Return(5)	(3.42)%		11.11%		3.68%	10.95%	23.37%	10.52%

Net Assets, End of Period (000s)	$51,538		$46,016		$195,384	$143,430	$119,322	$92,541

Ratios to Average Net Assets:
Gross expenses	1.04	%(6)	0.77	%(7)	0.72%	0.72%	0.79%	0.75%
Net expenses(8)(9)	0.70	(6)	0.62	(7)	0.55	0.55	0.55	0.55
Net investment income	8.01	(6)	7.09		7.15	7.52	8.38	9.15

Portfolio Turnover Rate	48%		126%		28%	39%	79%	45%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	For the year ended February 29, 2004.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.61%, respectively.

(8)

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.70%. Prior to October 2, 2006, the expense limitation was 0.55%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Western Asset Emerging Markets Debt Portfolio	2007(1)(2)		2007(1)(3)		2006(3)	2005(1)(3)	2004(1)(3)(4)	2003(1)(3)
Net Asset Value, Beginning of Period	$4.94		$6.39		$6.58	$6.27	$6.61	$6.71

Income (Loss) From Operations:
Net investment income	0.16		0.35		0.42	0.45	0.56	0.65
Net realized and unrealized gain (loss)	(0.12)		0.03		0.51	0.47	1.02	0.10

Total Income From Operations	0.04		0.38		0.93	0.92	1.58	0.75

Less Distributions From:
Net investment income	(0.02)		(0.64)		(0.48)	(0.36)	(0.75)	(0.85)
Net realized gains	(0.01)		(1.19)		(0.64)	(0.25)	(1.17)	—

Total Distributions	(0.03)		(1.83)		(1.12)	(0.61)	(1.92)	(0.85)

Net Asset Value, End of Period	$4.95		$4.94		$6.39	$6.58	$6.27	$6.61

Total Return(5)	0.81%		6.45%		14.95%	14.89%	24.92%	12.10%

Net Assets, End of Period (000s)	$27,155		$19,652		$93,630	$72,788	$40,829	$56,105

Ratios to Average Net Assets:
Gross expenses	1.35	%(6)	1.33	%(7)	1.01%	1.04%	1.13%	0.95%
Net expenses(8)(9)	0.75	(6)	0.76	(7)	0.75	0.75	0.75	0.75
Net investment income	6.24	(6)	5.77		6.27	6.95	8.07	10.10

Portfolio Turnover Rate	45%		100%		104%	157%	134%	178%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	For the year ended February 29, 2004.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 0.74%, respectively.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.75%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (“Global High Yield Bond Portfolio”), a diversified fund and Western Asset Emerging Markets Debt Portfolio (“Emerging Markets Debt Portfolio”), a non-diversified fund, (collectively, the “Funds”) are separate series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Funds were separate diversified investment funds of Western Asset Funds II, a Maryland corporation, registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon

26         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward Foreign Currency Contracts. The Funds may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Loan Participations. The Global High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The

Legg Mason Partners Income Trust 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(i) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

28         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. Western Asset Management Company Limited (“Western Asset Limited”) also serves as an additional subadviser to Global High Yield Bond Portfolio. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, Global High Yield Bond Portfolio pays an investment management fee, calculated daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets. Emerging Markets Debt Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds. Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

During the six months ended August 31, 2007, LMPFA waived a portion of its investment management fee in the amount of $92,206 and $87,251 for Global High Yield Bond Portfolio and Emerging Markets Debt Portfolio, respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Funds. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Global High Yield Bond Portfolio	$27,762,441	$82,990,910	$393,040	$391,189
Emerging Markets Debt Portfolio	20,584,028	11,812,431	—	—

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Global High Yield Bond Portfolio	$542,244	$(5,434,423)	$(4,892,179)
Emerging Markets Debt Portfolio	647,595	(587,394)	60,201

Legg Mason Partners Income Trust 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

At August 31, 2007, Global High Yield Bond Portfolio had open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	99,996	$138,660	11/7/07	$1,905
Euro	70,000	96,997	11/7/07	1,264
Euro	2,312,634	3,203,970	11/7/07	41,176
Euro	50,600	69,375	11/7/07	174
Pound Sterling	643,815	1,326,292	11/7/07	29,779

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$74,298

At August 31, 2007, Global High Yield Bond Portfolio held loan participations with a total cost of $625,473 and a total market value of $593,730.

4.	Shares of Beneficial Interest

At August 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 16, 2007 the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

Global High Yield Bond Portfolio	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Shares sold	3,168,914	9,026,028
Shares issued on reinvestment	111,781	666,713
Shares repurchased	(2,129,345)	(31,256,770)

Net Increase (Decrease)	1,151,350	(21,564,029)

Emerging Markets Debt Portfolio	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Shares sold	2,115,182	595,069
Shares issued on reinvestment	36,232	1,354,436
Shares repurchased	(640,305)	(12,628,143)

Net Increase (Decrease)	1,511,109	(10,678,638)

5.	Capital Loss Carryforward

As of February 28, 2007, Global High Yield Bond Portfolio had a net capital loss carryforward of approximately $3,987,657, of which $564,761 expires in 2010, and $3,422,896 expires in 2011. This amount will be available to offset like amounts of any future taxable capital gains.

30         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Fund’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

7.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the Securities and Exchange Commission (“SEC”) informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower

32         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

*  *  *

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

8.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income

Legg Mason Partners Income Trust 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

34         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Western Asset Global High Yield Bond Portfolio

Western Asset Emerging Markets Debt Portfolio

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is transmitted to the shareholders of Legg Mason Partners Income Trust — Western Asset Global High Yield Bond Portfolio and Western Asset Emerging Markets Debt Portfolio for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investor Services, LLC

Member FINRA, SIPC

WASX010338 8/07	SR07-435

Western Asset Global High Yield Bond Portfolio

Western Asset Emerging Markets Debt Portfolio

The Funds are separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INCOME TRUST

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the (SEC’s) Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007